Trade and other receivables - Contract assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
At January 1, 2020	$ 18,962
Additions to contract assets	18,457
Invoiced during the year	(15,145)
At December 31, 2020	$ 22,274